Earnings Per Share (Details) (USD $) In Millions, except Share data	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Mar. 15, 2010
BASIC EARNINGS PER SHARE
Income (loss) from continuing operations attributable to The AES Corporation common stockholders (Income)									$ 495	$ 729	$ 1,088
Income (loss) from continuing operations attributable to The AES Corporation common stockholders (Shares)									769,000,000	667,000,000	669,000,000
Income from continuing operations attributable to The AES Corporation common stockholders, net of tax	$ 0.16	$ 0.06	$ 0.19	$ 0.24	$ 0.07	$ 0.27	$ 0.44	$ 0.31	$ 0.64	$ 1.09	$ 1.62
EFFECT OF DILUTIVE SECURITIES
Convertible securities (Income)									0	0	22
Convertible securities (Shares)									0	0	15,000,000
Convertible securities (Per Share)									$ 0	$ 0	$ (0.01)
Stock options (Shares)									2,000,000	1,000,000	4,000,000
Restricted stock units (Shares)									3,000,000	2,000,000	1,000,000
DILUTED EARNINGS PER SHARE (INCOME)									$ 495	$ 729	$ 1,110
DILUTED EARNINGS PER SHARE (SHARES)									774,000,000	670,000,000	689,000,000
Diluted Earnings Per Share	$ 0.16	$ 0.06	$ 0.19	$ 0.24	$ 0.07	$ 0.27	$ 0.44	$ 0.31	$ 0.64	$ 1.09	$ 1.61
Shares Of Common Stock Sold Under Stock Purchase Agreement												125,468,788
Additional options outstanding that could potentially dilute EPS in the future									16,618,137	18,035,813	11,150,853